FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2016
FINANCIAL INFORMATION OF PARENT COMPANY

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY -

FINANCIAL STATEMENTS SCHEDULE I

THE9 LIMITED

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Cost of revenue	—	—	—	—

Gross loss	—	—	—	—

Operating expenses:
Product development	632,437	(70,941)	(34,101)	(4,912)
Sales and marketing	—	(120,735)	(262,674)	(37,833)
General and administrative	(9,392,137)	(38,475,787)	(40,881,238)	(5,888,123)

Total operating expenses	(8,759,700)	(38,667,463)	(41,178,013)	(5,930,868)

Loss from operations	(8,759,700)	(38,667,463)	(41,178,013)	(5,930,868)
Interest income (expenses), net	32	(5,858,848)	(50,409,271)	(7,260,445)
Fair value change on convertible bonds and warrants	—	(7,129,161)	48,057,204	6,921,677
Other income (expenses), net	9,756	(2,267,335)	(11,163,638)	(1,607,898)
Loss before income tax expense and share of loss in equity method investments	(8,749,912)	(53,922,807)	(54,693,718)	(7,877,534)
Income tax expense	—	—

Equity in income (loss) of subsidiaries and VIEs	(77,872,558)	(250,905,547)	(539,087,871)	(77,644,804)

Net loss	(86,622,470)	(304,828,354)	(593,781,589)	(85,522,338)

Other comprehensive income (loss)
Unrealized loss on available-for-sale investment	—	—
Currency translation adjustments	348,437	5,266,016	5,954,611	857,642

Total comprehensive loss	(86,274,033)	(299,562,338)	(587,826,978)	(84,664,696)

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY -

FINANCIAL STATEMENTS SCHEDULE I

THE9 LIMITED

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	US$

ASSETS
Cash and cash equivalents	28,984	58,919	8,486
Prepayments and other current assets, net	912,003	974,277	140,325
Amounts due from intercompany	1,425,500,136	1,401,819,738	201,904,038

Total current assets	1,426,441,123	1,402,852,934	202,052,849

Investments in subsidiaries	(1,420,228,235)	(1,522,384,543)	(219,268,982)

Total assets	6,212,888	(119,531,609)	(17,216,133)

LIABILITIES
Current liabilities:
Accounts payable	148,204	—	—
Other payables and accruals	3,829,603	6,442,626	927,931
Warrants	64,414,941	16,357,737	2,356,004

Total current liabilities	68,392,748	22,800,363	3,283,935

Convertible notes	135,182,536	197,284,836	28,414,927

Total liabilities	203,575,284	220,085,199	31,698,862

SHAREHODERS’ EQUITY
Ordinary shares	1,917,620	1,931,642	278,214
Additional paid-in capital	2,080,041,288	2,525,599,832	363,762,038
Statutory reserves	28,071,982	28,071,982	4,043,206
Accumulated other comprehensive loss	(3,372,588)	2,582,023	371,889
Accumulated deficit	(2,304,020,698)	(2,897,802,287)	(417,370,342)

Total shareholders’ equity	(197,362,396)	(339,616,808)	(48,914,995)

Total liabilities and shareholders’ equity	6,212,888	(119,531,609)	(17,216,133)

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY -

FINANCIAL STATEMENTS SCHEDULE I

THE9 LIMITED

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Cash flows from operating activities:
Net loss	(86,622,470)	(304,828,354)	(593,781,589)	(85,522,338)
Adjustments for:
Employee share-based compensation expense	2,337,019	33,184,307	27,689,259	3,988,083
Fair value change on warrants liability	—	7,129,161	(48,057,204)	(6,921,677)
Amortization of discount and interest on convertible note	—	2,609,771	50,409,270	7,260,445
Exchange loss (gain)	—		17,116,102	2,465,231
Equity in loss (income) of subsidiaries and VIEs	77,872,558	250,905,547	539,087,871	77,644,804
Change in prepayments and other current assets	(199)	(856,745)	(62,274)	(8,969)
Change in accounts payable	(27,382)	(15,958)	(148,204)	(21,346)
Change in amounts due from intercompany	4,294,984	(236,543,924)	3,021,127	435,133
Change in other payables and accruals	(1,702,034)	6,401,724	2,613,023	376,354

Net cash used in operating activities	(3,847,524)	(242,014,471)	(2,112,619)	(304,280)

Cash flows from financing activities:
Proceeds from stock option exercises	812,635	—	2,142,554	308,592
Proceeds from the issuance of convertible bonds	—	260,068,680	—	—
Payment for the issuance cost related to convertible bonds	—	(20,779,520)	—	—
Repurchase of ordinary shares	—	—	—	—
Net cash provided by (used in) financing activities	812,635	239,289,160	2,142,554	308,592
Net change in cash and cash equivalents	(3,034,889)	(2,725,311)	29,935	4,312
Cash and cash equivalents, beginning of year	5,789,184	2,754,295	28,984	4,174

Cash and cash equivalents, end of year	2,754,295	28,984	58,919	8,486

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY -

FINANCIAL STATEMENTS SCHEDULE I

THE9 LIMITED

FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO SCHEDULE I

1) Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2) As disclosed in Note 1 to the consolidated financial statements, the Company was incorporated in December, 1999 in the Cayman Islands to be the holding company of the Group principally engaged in the development and operation of online games and internet related businesses, including massively multiplayer online games (“MMOGs”), mobile games, web games and TV games.

3) The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIE” and the subsidiaries and VIE’ profit or loss as “Equity in income/loss of subsidiaries” on the Condensed Statements of Comprehensive Loss. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

4) As of December 31, 2015 and 2016, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company. No dividend was paid by the Company’s subsidiaries to the Company in 2014, 2015 and 2016.

5) Translations of balances in the additional financial information of Parent Company — Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2015 and 2016 are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.9430, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2016. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2016, or at any other rate.